Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The American Funds Income Series
Entity Central Index Key	0000770161
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
U.S. Government Securities Fund® - Class A
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class A
Trading Symbol	AMUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	0.63%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 0.45% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-A.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class A (with sales charge) *	(3.32) %	(1.27) %	0.73%
U.S. Government Securities Fund — Class A (without sales charge) *	0.45%	(0.51) %	1.12%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 23,954,000,000
Holdings Count | Holding	1,470
Advisory Fees Paid, Amount	$ 49,000,000
Investment Company, Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-A or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-A or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-A
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class C
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class C
Trading Symbol	UGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$135	1.35%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares lost 0.29% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class C (with sales charge) *	(1.26) %	(1.24) %	0.53%
U.S. Government Securities Fund — Class C (without sales charge) *	(0.29) %	(1.24) %	0.53%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 23,954,000,000
Holdings Count | Holding	1,470
Advisory Fees Paid, Amount	$ 49,000,000
Investment Company, Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-C or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-C or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-C
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class F-1
Trading Symbol	UGSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$68	0.68%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 0.40% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F1.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class F-1 *	0.40%	(0.55) %	1.10%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 23,954,000,000
Holdings Count | Holding	1,470
Advisory Fees Paid, Amount	$ 49,000,000
Investment Company, Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F1 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F1 or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F1
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class F-2
Trading Symbol	GVTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 0.73% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F2.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class F-2 *	0.73%	(0.23) %	1.40%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 23,954,000,000
Holdings Count | Holding	1,470
Advisory Fees Paid, Amount	$ 49,000,000
Investment Company, Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F2 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F2 or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F2
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class F-3
Trading Symbol	USGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 0.93% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F3.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class F-3 2	0.93%	(0.10) %	1.73%
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	1.78%
Bloomberg U.S. Government/Mortgage Backed Securities Index 3	1.84%	(0.41) %	1.35%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 23,954,000,000
Holdings Count | Holding	1,470
Advisory Fees Paid, Amount	$ 49,000,000
Investment Company, Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F3 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F3 or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F3
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-A
Trading Symbol	CGTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 0.44% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529A.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 529-A (with sales charge) *	(3.08) %	(1.23) %	0.74%
U.S. Government Securities Fund — Class 529-A (without sales charge) *	0.44%	(0.53) %	1.10%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 23,954,000,000
Holdings Count | Holding	1,470
Advisory Fees Paid, Amount	$ 49,000,000
Investment Company, Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529A or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529A or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529A
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-C
Trading Symbol	CGTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$142	1.42%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares lost 0.28% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529C.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 529-C (with sales charge) *	(1.25) %	(1.29) %	0.73%
U.S. Government Securities Fund — Class 529-C (without sales charge) *	(0.28) %	(1.29) %	0.73%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 23,954,000,000
Holdings Count | Holding	1,470
Advisory Fees Paid, Amount	$ 49,000,000
Investment Company, Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529C or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529C or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529C
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-E
Trading Symbol	CGTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 86	0.86%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 0.31% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529E.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 529-E *	0.31%	(0.73) %	0.88%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 23,954,000,000
Holdings Count | Holding	1,470
Advisory Fees Paid, Amount	$ 49,000,000
Investment Company, Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529E or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529E or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529E
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-F-2
Trading Symbol	FSUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 0.81% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F2.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class 529-F-2 2	0.81%	(0.23) %	(0.17) %
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	(0.17) %
Bloomberg U.S. Government/Mortgage Backed Securities Index 3	1.84%	(0.41) %	(0.48) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 23,954,000,000
Holdings Count | Holding	1,470
Advisory Fees Paid, Amount	$ 49,000,000
Investment Company, Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529F2 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529F2 or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F2
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-F-3
Trading Symbol	FSUUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 28	0.28%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 0.89% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F3.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class 529-F-3 2	0.89%	(0.17) %	(0.10) %
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	(0.17) %
Bloomberg U.S. Government/Mortgage Backed Securities Index 3	1.84%	(0.41) %	(0.48) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 23,954,000,000
Holdings Count | Holding	1,470
Advisory Fees Paid, Amount	$ 49,000,000
Investment Company, Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529F3 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529F3 or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F3
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class R-1
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-1
Trading Symbol	RGVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 132	1.32%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares lost 0.26% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R1.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-1 *	(0.26) %	(1.19) %	0.41%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 23,954,000,000
Holdings Count | Holding	1,470
Advisory Fees Paid, Amount	$ 49,000,000
Investment Company, Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R1 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R1 or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R1
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class R-2
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-2
Trading Symbol	RGVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 132	1.32%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares lost 0.17% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-2 *	(0.17) %	(1.19) %	0.43%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 23,954,000,000
Holdings Count | Holding	1,470
Advisory Fees Paid, Amount	$ 49,000,000
Investment Company, Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R2 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R2 or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class R-2E
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-2E
Trading Symbol	RGEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 104	1.04%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 0.04% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2E.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-2E *	0.04%	(0.92) %	0.70%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 23,954,000,000
Holdings Count | Holding	1,470
Advisory Fees Paid, Amount	$ 49,000,000
Investment Company, Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R2E or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R2E or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2E
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class R-3
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-3
Trading Symbol	RGVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$89	0.89%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 0.28% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R3.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-3 *	0.28%	(0.76) %	0.85%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 23,954,000,000
Holdings Count | Holding	1,470
Advisory Fees Paid, Amount	$ 49,000,000
Investment Company, Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R3 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R3 or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R3
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class R-4
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-4
Trading Symbol	RGVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$59	0.59%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 0.58% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R4.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-4 *	0.58%	(0.46) %	1.17%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 23,954,000,000
Holdings Count | Holding	1,470
Advisory Fees Paid, Amount	$ 49,000,000
Investment Company, Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R4 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R4 or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R4
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class R-5E
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-5E
Trading Symbol	RGVJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 0.69% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5E.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-5E *	0.69%	(0.27) %	1.37%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinves
te
d and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 23,954,000,000
Holdings Count | Holding	1,470
Advisory Fees Paid, Amount	$ 49,000,000
Investment Company, Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R5E or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R5E or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5E
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class R-5
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-5
Trading Symbol	RGVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 0.87% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-5 *	0.87%	(0.17) %	1.47%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 23,954,000,000
Holdings Count | Holding	1,470
Advisory Fees Paid, Amount	$ 49,000,000
Investment Company, Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R5 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R5 or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund® - Class R-6
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-6
Trading Symbol	RGVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 0.84% for the year ended August 31, 2026. That result compares with a 1.84% gain for the Bloomberg U.S. Government/Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R6.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025. However, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. government bonds lagged the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as investment-grade credit sectors.
Within the fund, sector allocation decisions, including an underweight to Treasury bonds in favor of other sectors such as mortgage-backed securities, were key contributors to relative results for the period as mortgage spreads tightened while government bonds came under pressure in 2026 amid surging yields that tested multi-year highs.
Conversely, duration and curve positioning negatively impacted relative returns as rates rose and the yield curve flattened. Security selection also weighed on returns at the margin over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-6 *	0.84%	(0.12) %	1.51%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Mortgage Backed Securities Index †	1.84%	(0.41) %	0.99%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 23,954,000,000
Holdings Count | Holding	1,470
Advisory Fees Paid, Amount	$ 49,000,000
Investment Company, Portfolio Turnover	209.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,954
Total number of portfolio holdings	1,470
Total advisory fees paid (in millions)	$ 49
Portfolio turnover rate including mortgage dollar roll transactions	209%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R6 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R6 or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R6
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.